Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities
Gross unrealized losses, less than 12 months	$ 99	$ 135
Fair value, less than 12 months	20,237	26,165
Gross unrealized losses, 12 months or more	33	84
Fair value, 12 months or more	1,020	663
Gross unrealized losses, Total	132	219
Fair value, Total	21,257	26,828
Obligations of U.S. Corporations and agencies [Member]
Securities
Gross unrealized losses, less than 12 months	43	23
Fair value, less than 12 months	15,957	6,974
Gross unrealized losses, 12 months or more
Fair value, 12 months or more
Gross unrealized losses, Total	43	23
Fair value, Total	15,957	6,974
Mortgage-backed securities in government sponsored entities [Member]
Securities
Gross unrealized losses, less than 12 months	1	63
Fair value, less than 12 months	344	16,794
Gross unrealized losses, 12 months or more		1
Fair value, 12 months or more		192
Gross unrealized losses, Total	1	64
Fair value, Total	344	16,986
Assets-backed securities in government sponsored entities [Member]
Securities
Gross unrealized losses, less than 12 months	39
Fair value, less than 12 months	1,833
Gross unrealized losses, 12 months or more
Fair value, 12 months or more
Gross unrealized losses, Total	39
Fair value, Total	1,833
Obligations of states and political subdivisions [Member]
Securities
Gross unrealized losses, less than 12 months	12
Fair value, less than 12 months	1,737
Gross unrealized losses, 12 months or more
Fair value, 12 months or more
Gross unrealized losses, Total	12
Fair value, Total	1,737
Corporate bonds [Member]
Securities
Gross unrealized losses, less than 12 months	4	49
Fair value, less than 12 months	366	2,397
Gross unrealized losses, 12 months or more	24	72
Fair value, 12 months or more	975	428
Gross unrealized losses, Total	28	121
Fair value, Total	1,341	2,825
Total debt securities [Member]
Securities
Gross unrealized losses, less than 12 months	99	135
Fair value, less than 12 months	20,237	26,165
Gross unrealized losses, 12 months or more	24	73
Fair value, 12 months or more	975	620
Gross unrealized losses, Total	123	208
Fair value, Total	21,212	26,785
Equity securities in financial institutions [Member]
Securities
Gross unrealized losses, less than 12 months
Fair value, less than 12 months
Gross unrealized losses, 12 months or more	9	11
Fair value, 12 months or more	45	43
Gross unrealized losses, Total	9	11
Fair value, Total	$ 45	$ 43